Cost of goods sold and services provided (Details 1) - ARS ($) $ in Millions		Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Cost Of Goods Sold And Services Provided
Real estate		$ 9,275	$ 5,804
Supermarkets			3,873
Telecommunications		592	320
Others		13	44
Total inventories at the end of the year	[1]	$ 9,880	$ 10,041	$ 8,216

[1]	Inventories includes trading properties and inventories.